SUBSEQUENT EVENTS (Details)					1 Months Ended		2 Months Ended	4 Months Ended		6 Months Ended			12 Months Ended
	Nov. 08, 2022 CNY (¥)	Sep. 16, 2022 CNY (¥)	Sep. 13, 2021 CNY (¥)	Jul. 12, 2021 CNY (¥)	Oct. 16, 2022 CNY (¥)	Sep. 28, 2022 CNY (¥)	Sep. 26, 2022 CNY (¥)	Sep. 23, 2022 CNY (¥)	Mar. 10, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
SUBSEQUENT EVENTS
Repayments of debt										¥ 50,606,602	$ 7,127,891	¥ 48,833,921	¥ 49,558,442	$ 7,806,692	¥ 160,407,571
Amount drawn or borrowed										¥ 102,513,927	$ 14,438,988	¥ 92,719,786	¥ 414,116,587	$ 65,233,702	¥ 32,253,609
China Guangfa Bank Co., Ltd. Shenyang Branch
SUBSEQUENT EVENTS
Repayments of debt		¥ 10,900,000
Amount drawn or borrowed			¥ 46,500,000						¥ 35,500,000
Interest Rate			5.655%						5.655%	5.66%	5.66%		5.66%	5.66%
Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch
SUBSEQUENT EVENTS
Repayments of debt							¥ 39,000,000.0
Amount drawn or borrowed				¥ 64,600,000				¥ 55,900,000
Interest Rate				5.30%				5.30%		5.30%	5.30%		5.30%	5.30%
China Construction Bank - Shenyang Branch
SUBSEQUENT EVENTS
Amount drawn or borrowed						¥ 12,400,000
Interest Rate						4.00%				4.00%	4.00%
Subsequent Event
SUBSEQUENT EVENTS
Amount of sale-leaseback agreement	¥ 26,000,000
Term of sale-leaseback agreement	3 years
Interest rate of sale-leaseback agreement	5.00%
Subsequent Event | China Guangfa Bank Co., Ltd. Shenyang Branch
SUBSEQUENT EVENTS
Repayments of debt					¥ 36,000,000
Amount drawn or borrowed					¥ 13,000,000
Interest Rate					5.655%
Subsequent Event | Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch
SUBSEQUENT EVENTS
Repayments of debt					¥ 28,000,000
Amount drawn or borrowed					¥ 30,000,000
Interest Rate					5.30%
Subsequent Event | China Construction Bank - Shenyang Branch
SUBSEQUENT EVENTS
Amount drawn or borrowed					¥ 19,000,000
Interest Rate					4.00%